Property and Equipment, Net - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	10 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	10 years
Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	6 years
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	15 years
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	12 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	5 years